Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Deposits With Banks	$ 3,744	$ 3,178
Cash and cash equivalents	$ 1,952	4,991
Term Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Number of basis Points increase in LIBOR	100 basis point
Bank Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Number of basis Points Changes in Interest Rate	100 basis points
Bench Mark Rate, Measurement Input [Member] | Term Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Interest expense on debt instruments issued	$ 6
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Past period term for assessing credit losses	12 months
Cash and cash equivalents		4,838	$ 2,004	$ 1,372
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Past period term for assessing credit losses	18 months
Cash and cash equivalents		$ 4,991	$ 2,173	$ 1,511